Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	May 31, 2020 USD ($)	May 31, 2020 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Purchase of products	$ 602.8	₨ 45,611.9	₨ 65,151.3	₨ 59,401.0
Sale of products	484.7	36,675.7	49,283.7	74,644.0
Services received	209.9	15,880.0	19,141.3	22,944.5
Services rendered	140.4	10,625.1	9,093.6	12,551.6
Acceptances	416.1		54,937.8	41,350.3			₨ 31,485.2
Purchase of property, plant and equipment	11.0	833.7	143.0	626.0
Purchase of investments			72.0	25.0
Sale of property, plant and equipment	12.9	974.8
Sale of investments			5,333.5
Interest (income)/expense, dividend (income)/paid, (net)	(77.5)	(5,865.4)	(2,146.5)	(17,522.9)
Finance given (including loans and equity)			57.5		$ 81.7	₨ 6,181.7
Finance given, taken back (including loans and equity)	0.5						35.0
Finance taken (including loans and equity)	616.6		1,770.0	4,890.0			46,653.6
Finance taken, paid back (including loans and equity)			2,100.0	4,890.0			9,393.4
Assets Taken on Lease	15.0						1,138.3
Amounts receivable in respect of loans and interest thereon	3.9		75.5	40.0			293.1
Amounts payable in respect of loans and interest thereon	6.3		266.0	608.0			479.3
Trade and other receivables	111.7		3,865.5	12,516.1			8,453.4
Accounts payable	93.0		9,259.1	6,704.3			7,035.6
Acceptances	10.2		691.3	2,201.6			769.0
Deposit given as security				30.0
Provision for amount receivables	3.3						251.2
Repayment towards lease liability	0.2	18.3
Amount payable in respect of Lease Liability	$ 14.8	1,120.0
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		17,362.6	23,691.0	26,057.0
Sale of products		1,870.7	3,284.0	2,016.0
Services received		228.9	462.0	89.0
Services rendered		165.4	217.0	190.0
Purchase of property, plant and equipment		810.0	135.0	624.0
Purchase of investments			72.0
Sale of property, plant and equipment		21.8
Interest (income)/expense, dividend (income)/paid, (net)		(135.8)	(124.0)	(95.0)
Finance given (including loans and equity)						₨ 6,181.7
Finance taken (including loans and equity)			1,770.0	4,890.0			1,040.0
Finance taken, paid back (including loans and equity)			2,100.0	4,890.0			810.0
Amounts payable in respect of loans and interest thereon			230.0	560.0			460.0
Trade and other receivables			556.0	633.0			274.5
Accounts payable			3,043.0	1,496.0			2,726.1
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		7.9	24.6
Sale of products		19,519.2	29,465.5	60,082.1
Services received		41.6	11.3	5,500.9
Services rendered		9,595.8	7,653.2	12,077.2
Purchase of investments				25.0
Interest (income)/expense, dividend (income)/paid, (net)		(6,064.3)	(1,991.3)	(17,644.9)
Finance given (including loans and equity)			57.5
Amounts receivable in respect of loans and interest thereon			37.5				251.3
Trade and other receivables			1,321.5	10,371.4			6,286.6
Accounts payable			25.9	2.5			31.9
Provision for amount receivables							251.2
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		27,814.7	39,407.7	31,631.0
Sale of products		6,810.3	8,253.2	5,454.9
Services received		8.0		1.6
Services rendered		49.3	60.4	43.4
Interest (income)/expense, dividend (income)/paid, (net)		40.9	(262.2)	(46.0)
Assets Taken on Lease							1,138.3
Trade and other receivables				0.7
Accounts payable			2,461.2	1,848.8			2,695.9
Repayment towards lease liability		18.3
Amount payable in respect of Lease Liability		1,120.0
Tata Sons Pvt Ltd, its subsidiaries and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products		426.7	2,028.0	1,713.0
Sale of products		8,475.5	8,281.0	7,091.0
Services received		15,601.5	18,668.0	17,353.0
Services rendered		814.6	1,163.0	241.0
Acceptances			54,937.8	41,350.3			31,485.2
Purchase of property, plant and equipment		23.7	8.0	2.0
Sale of property, plant and equipment		953.0
Sale of investments			5,333.5
Interest (income)/expense, dividend (income)/paid, (net)		₨ 293.8	231.0	263.0
Finance given, taken back (including loans and equity)							35.0
Finance taken (including loans and equity)							45,613.6
Finance taken, paid back (including loans and equity)							8,583.4
Amounts receivable in respect of loans and interest thereon			38.0	40.0			41.8
Amounts payable in respect of loans and interest thereon			36.0	48.0			19.3
Trade and other receivables			1,988.0	1,511.0			1,892.3
Accounts payable			3,729.0	3,357.0			1,581.7
Acceptances			₨ 691.3	2,201.6			₨ 769.0
Deposit given as security				₨ 30.0